Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 41.

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.13%
Total annual class operating expensesA	0.46%	0.56%	0.71%

The following information supplements similar information found in the "Fund Management" section beginning on page 62.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

The following information replaces the biographical information for Rajiv Kaul, Louis Salemy, and Harris Leviton found in the "Fund Management" section beginning on page 60.

Steven Calhoun is manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

VIPIS2-05-02 July 1, 2005
1.816774.101

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

Victor Thay is vice president and manager of VIP Growth & Income Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Thay has worked as a research analyst and manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages one other Fidelity fund. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 21.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.33%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.13%
Total annual class operating expensesA	0.46%

The following information supplements similar information found in the "Fund Management" section on page 38.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

The following information replaces the biographical information for Louis Salemy and Harris Leviton found in the "Fund Management" section beginning on page 36.

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

VIPICSD-05-02 July 1, 2005
1.816775.101

Victor Thay is vice president and manager of VIP Growth & Income Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Thay has worked as a research analyst and manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages one other Fidelity fund. Since joining Fidelity in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.